Related Party Transactions (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Other Receivables, Net, Current	$ 342	$ 626
Other Liabilities, Current	$ 723	717
Broker fee commission percentage	1.00%
CMA CGM [Member]
Related Party Transaction [Line Items]
Percentage of revenue			14.90%
Technomar [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	5
Management fees	$ 21,804	19,086	$ 16,642
Other Receivables, Net, Current	342	626
Third Party Managers [Member]
Related Party Transaction [Line Items]
Management fees	0	981	1,488
Conchart [Member]
Related Party Transaction [Line Items]
Time charter and voyage expenses-related parties	8,610	7,995	$ 6,289
Other Liabilities, Current	$ 723	$ 717